Balance Sheets - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $4,605 and $4,464, respectively; allowance for credit losses of $0 and $0, respectively)	$ 4,025	$ 4,697
Equity securities, at estimated fair value	4	3
Mortgage loans (net of allowance for credit losses of $5 and $2, respectively)	1,218	811
Limited liability companies	7	0
Short-term investments, principally at estimated fair value	0	13
Other invested assets, principally at estimated fair value	266	342
Total investments	5,520	5,866
Cash and cash equivalents	559	535
Accrued investment income	40	56
Premiums, reinsurance and other receivables	996	1,122
Deferred policy acquisition costs	325	224
Deferred income tax asset	168	0
Other assets	21	26
Separate account assets	3,922	5,149
Total assets	11,551	12,978
Liabilities
Future policy benefits	857	846
Policyholder account balances	4,828	4,360
Other policy-related balances	13	12
Payables for collateral under derivative transactions	194	331
Short-term debt	125	0
Current income tax payable	94	35
Deferred income tax liability	0	107
Other liabilities	921	987
Separate account liabilities	3,922	5,149
Total liabilities	10,954	11,827
Contingencies, Commitments and Guarantees (Note 13)
Stockholder's Equity
Common stock, par value $10 per share; 200,000 shares authorized, issued and outstanding	2	2
Additional paid-in capital	591	491
Retained earnings (deficit)	417	523
Accumulated other comprehensive income (loss)	(413)	135
Total stockholder's equity	597	1,151
Total liabilities and stockholder's equity	$ 11,551	$ 12,978